DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS [Abstract]
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731